EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the period and net (loss) income. The assumed exercise of stock options using the treasury stock method was anti-dilutive for all periods presented as the exercise price was higher than the share price at March 31, 2013 and March 31, 2012. The convertible bonds using the if-converted method were anti dilutive for all periods presented and, therefore, 5,881,275 shares were excluded from the denominator in each calculation.

The components of the numerator for the calculation of basic EPS and diluted EPS for net loss from continuing operations, net (loss) income from discontinued operations and net (loss) income attributable to Frontline Ltd. are as follows:

(in thousands of $)	2013	2012
Net loss from continuing operations	(18,486)	(764)
Net (loss) income from discontinued operations	(549)	7,567
Net (loss) income attributable to Frontline Ltd.	(18,755)	7,175

The components of the denominator for the calculation of basic EPS and diluted EPS are as follows:

	2013	2012
Weighted average number of ordinary shares (000s)	77,859	77,859